Note 10 - Income Tax Provision	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of income tax [text block]
10.	Income tax provision:

Income tax provision for the three months ended January 31, 2024 was $4.3 million ( January 31, 2023 - $3.8 million). The Bank’s combined statutory federal and provincial income tax rate in Canada is approximately 27% (2023 - 27%). The Bank’s effective rate reflects the statutory rate adjusted for certain items not being taxable or deductible for income tax purposes.